Schedule of Investments (unaudited) March 31, 2020	BlackRock Managed Volatility V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 70.1%

Aerospace & Defense — 0.1%
Arconic, Inc.	1,301	$20,894
Meggitt plc	1,912	6,873
MTU Aero Engines AG	66	9,544
Singapore Technologies Engineering Ltd.	58,000	126,894
Teledyne Technologies, Inc.(a)	234	69,561
TransDigm Group, Inc.(a)	89	28,497

		262,263

Air Freight & Logistics — 0.1%
Deutsche Post AG (Registered)	3,580	95,975
DSV Panalpina A/S	255	23,187
SG Holdings Co. Ltd.	500	11,909
United Parcel Service, Inc., Class B	789	73,709
Yamato Holdings Co. Ltd.	1,200	18,745

		223,525

Airlines — 0.1%
ANA Holdings, Inc.	500	12,182
Delta Air Lines, Inc.	377	10,756
Deutsche Lufthansa AG (Registered)	826	7,726
easyJet plc	2,189	15,169
Qantas Airways Ltd.	10,581	20,586
Southwest Airlines Co.	935	33,295

		99,714

Auto Components — 0.2%
Aisin Seiki Co. Ltd.	400	9,796
Aptiv plc	973	47,911
Autoliv, Inc.	155	7,132
BorgWarner, Inc.	789	19,228
Bridgestone Corp.	1,200	36,733
Cie Generale des Etablissements Michelin SCA	452	39,588
Continental AG	313	22,316
Denso Corp.	2,100	67,104
Koito Manufacturing Co. Ltd.	200	6,724
Lear Corp.	276	22,425
Magna International, Inc.	894	28,530
Pirelli & C SpA(a)(b)	4,041	14,257
Sumitomo Electric Industries Ltd.	3,100	32,389

		354,133

Automobiles — 0.8%
Bayerische Motoren Werke AG	1,620	82,700
Daimler AG (Registered)	2,738	81,768
Ferrari NV	469	72,242
Fiat Chrysler Automobiles NV(a)	1,806	12,893
Ford Motor Co.	16,199	78,241
General Motors Co.	7,896	164,079
Harley-Davidson, Inc.	596	11,282
Honda Motor Co. Ltd.	5,100	114,120
Isuzu Motors Ltd.	4,800	31,766
Mitsubishi Motors Corp.	3,900	10,988
Nissan Motor Co. Ltd.	2,300	7,695
Peugeot SA	1,876	24,424
Renault SA	690	13,113
Subaru Corp.	1,400	26,761
Suzuki Motor Corp.	2,100	50,004
Tesla, Inc.(a)	703	368,372
Toyota Motor Corp.	8,400	506,225
Yamaha Motor Co. Ltd.	700	8,418

		1,665,091

Banks — 3.3%
Australia & New Zealand Banking Group Ltd. .	12,933	135,634
Banco Bilbao Vizcaya Argentaria SA	9,425	29,185

Security	Shares	Value

Banks (continued)
Banco Santander SA	42,929	$102,120
Bank Hapoalim BM(a)	26,888	161,109
Bank Leumi Le-Israel BM	3,511	19,360
Bank of America Corp.	37,052	786,614
Bank of East Asia Ltd. (The)	5,800	12,395
Barclays plc	74,439	84,595
Bendigo & Adelaide Bank Ltd.	1,107	4,253
BNP Paribas SA	3,045	88,900
BOC Hong Kong Holdings Ltd.	18,500	50,783
Citigroup, Inc.	9,309	392,095
Commonwealth Bank of Australia	6,777	255,697
Credit Agricole SA	1,639	11,597
DBS Group Holdings Ltd.	5,800	75,679
DNB ASA	11,853	132,054
Erste Group Bank AG(a)	1,208	22,116
Fifth Third Bancorp	1,185	17,597
First Republic Bank	306	25,178
Hang Seng Bank Ltd.	2,200	37,482
HSBC Holdings plc	71,539	401,604
Huntington Bancshares, Inc.	1,388	11,395
ING Groep NV	5,777	29,602
Intesa Sanpaolo SpA	41,890	67,781
Israel Discount Bank Ltd., Class A	33,777	98,489
Japan Post Bank Co. Ltd.	6,300	58,181
JPMorgan Chase & Co.	14,218	1,280,047
KBC Group NV	505	22,914
KeyCorp.	1,402	14,539
M&T Bank Corp.	369	38,166
Mitsubishi UFJ Financial Group, Inc.	37,300	139,560
Mizrahi Tefahot Bank Ltd.	5,729	105,446
Mizuho Financial Group, Inc.	56,100	64,362
National Australia Bank Ltd.	12,732	130,603
Nordea Bank Abp	15,037	84,589
Oversea-Chinese Banking Corp. Ltd.	11,000	66,648
Raiffeisen Bank International AG	806	11,594
Regions Financial Corp.	798	7,158
Resona Holdings, Inc.	4,700	14,092
Royal Bank of Scotland Group plc	24,739	34,112
Skandinaviska Enskilda Banken AB, Class A .	7,340	49,156
Societe Generale SA	1,097	17,971
Standard Chartered plc	12,560	69,442
Sumitomo Mitsui Financial Group, Inc.	4,200	102,032
Sumitomo Mitsui Trust Holdings, Inc.	1,500	43,095
SVB Financial Group(a)	43	6,496
Svenska Handelsbanken AB, Class A	5,288	43,611
Swedbank AB, Class A	2,843	31,356
Truist Financial Corp.	5,414	166,968
UniCredit SpA	5,698	44,083
United Overseas Bank Ltd.	3,600	49,392
US Bancorp	7,331	252,553
Wells Fargo & Co.	16,012	459,544
Westpac Banking Corp.	15,907	163,378

		6,624,402

Beverages — 2.3%
Anheuser-Busch InBev SA/NV	2,593	114,532
Asahi Group Holdings Ltd.	2,800	90,841
Brown-Forman Corp., Class B	3,936	218,487
Budweiser Brewing Co. APAC Ltd.(a)(b)	5,600	14,402
Carlsberg A/S, Class B	48	5,404
Coca-Cola Amatil Ltd.	12,707	68,583
Coca-Cola Bottlers Japan Holdings, Inc.	1,100	22,576
Coca-Cola Co. (The)	28,812	1,274,931
Coca-Cola European Partners plc	3,504	131,505
Coca-Cola HBC AG(a)	2,016	43,236
Constellation Brands, Inc., Class A	1,873	268,513

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Managed Volatility V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Beverages (continued)
Davide Campari-Milano SpA	5,163	$37,026
Diageo plc	11,758	372,841
Heineken Holding NV	1,257	97,956
Heineken NV	966	81,978
Kirin Holdings Co. Ltd.	4,000	79,001
Molson Coors Beverage Co., Class B	2,915	113,714
Monster Beverage Corp.(a)	4,926	277,137
PepsiCo, Inc.	9,868	1,185,147
Pernod Ricard SA	712	101,059
Suntory Beverage & Food Ltd.	1,700	64,241
Treasury Wine Estates Ltd.	1,851	11,492

		4,674,602

Biotechnology — 1.8%
AbbVie, Inc.	7,910	602,663
Alexion Pharmaceuticals, Inc.(a)	1,439	129,208
Alnylam Pharmaceuticals, Inc.(a)	703	76,522
Amgen, Inc.	3,166	641,843
BeiGene Ltd., ADR(a)	122	15,019
Biogen, Inc.(a)	994	314,482
BioMarin Pharmaceutical, Inc.(a)	1,346	113,737
CSL Ltd.	1,731	313,781
Exact Sciences Corp.(a)	859	49,822
Galapagos NV(a)	61	11,979
Gilead Sciences, Inc.	6,693	500,369
Grifols SA	410	13,718
Incyte Corp.(a)	1,262	92,416
Ionis Pharmaceuticals, Inc.(a)	838	39,621
Neurocrine Biosciences, Inc.(a)	590	51,064
Regeneron Pharmaceuticals, Inc.(a)	458	223,637
Sarepta Therapeutics, Inc.(a)	471	46,073
Seattle Genetics, Inc.(a)	896	103,380
Vertex Pharmaceuticals, Inc.(a)	1,530	364,063

		3,703,397

Building Products — 0.4%
AGC, Inc.	500	12,184
Allegion plc	274	25,214
Assa Abloy AB, Class B	6,303	117,669
Cie de Saint-Gobain	2,342	56,197
Daikin Industries Ltd.	700	84,500
Fortune Brands Home & Security, Inc.	941	40,698
Geberit AG (Registered)	310	135,836
Johnson Controls International plc	2,757	74,329
Kingspan Group plc	140	7,549
Lennox International, Inc.	81	14,725
Masco Corp.	2,027	70,073
Owens Corning	914	35,472
TOTO Ltd.	1,400	46,183
Trane Technologies plc	993	82,012

		802,641

Capital Markets — 1.7%
3i Group plc	11,834	114,667
Ameriprise Financial, Inc.	521	53,392
Amundi SA(b)	271	15,680
ASX Ltd.	1,458	68,440
Bank of New York Mellon Corp. (The)	3,788	127,580
Blackstone Group, Inc. (The), Class A	2,756	125,591
Cboe Global Markets, Inc.	492	43,911
Charles Schwab Corp. (The)	4,794	161,174
CME Group, Inc.	1,574	272,160
Credit Suisse Group AG (Registered)(a)	5,411	43,674
Daiwa Securities Group, Inc.	4,100	15,844
Deutsche Bank AG (Registered)	3,778	24,017
Deutsche Boerse AG	667	91,635

Security	Shares	Value

Capital Markets (continued)
E*TRADE Financial Corp.	464	$15,924
Eaton Vance Corp.	470	15,158
FactSet Research Systems, Inc.	125	32,585
Franklin Resources, Inc.	1,089	18,175
Goldman Sachs Group, Inc. (The)	1,361	210,397
Hargreaves Lansdown plc	773	13,134
Hong Kong Exchanges & Clearing Ltd.	2,800	83,886
Intercontinental Exchange, Inc.	2,800	226,100
Japan Exchange Group, Inc.	1,300	22,814
Julius Baer Group Ltd.(a)	353	11,825
KKR & Co., Inc., Class A	1,718	40,321
London Stock Exchange Group plc	1,886	168,714
Macquarie Group Ltd.	1,470	78,289
Magellan Financial Group Ltd.	764	20,263
MarketAxess Holdings, Inc.	118	39,243
Moody’s Corp.	761	160,952
Morgan Stanley	5,132	174,488
MSCI, Inc.	292	84,376
Nasdaq, Inc.	420	39,879
Natixis SA	1,408	4,483
Nomura Holdings, Inc.	6,100	25,743
Northern Trust Corp.	891	67,235
Partners Group Holding AG	59	40,395
Raymond James Financial, Inc.	357	22,562
S&P Global, Inc.	1,066	261,223
Schroders plc	1,779	54,388
SEI Investments Co.	862	39,945
St. James’s Place plc	4,192	39,145
Standard Life Aberdeen plc	13,930	38,444
State Street Corp.	1,446	77,028
T. Rowe Price Group, Inc.	994	97,064
TD Ameritrade Holding Corp.	807	27,971
UBS Group AG (Registered)(a)	10,812	99,104

		3,509,018

Chemicals — 1.9%
Air Liquide SA	1,052	134,285
Air Products & Chemicals, Inc.	1,452	289,834
Akzo Nobel NV	88	5,788
Albemarle Corp.	1,584	89,290
Asahi Kasei Corp.	4,300	30,129
Axalta Coating Systems Ltd.(a)	3,151	54,418
BASF SE	2,325	108,675
CF Industries Holdings, Inc	2,176	59,187
Corteva, Inc.(a)	5,280	124,080
Croda International plc	961	50,700
Dow, Inc.	4,986	145,791
DuPont de Nemours, Inc.	5,696	194,234
Ecolab, Inc.	2,652	413,261
EMS-Chemie Holding AG (Registered)	135	84,196
Evonik Industries AG	1,508	31,492
FMC Corp.	794	64,862
International Flavors & Fragrances, Inc	1,283	130,969
Israel Chemicals Ltd.	15,136	48,206
Johnson Matthey plc	1,413	31,134
Kansai Paint Co. Ltd.	1,100	20,865
Koninklijke DSM NV	367	41,283
Linde plc	3,529	610,517
LyondellBasell Industries NV, Class A	2,891	143,480
Nissan Chemical Corp.	600	21,730
Orica Ltd.	2,428	22,729
PPG Industries, Inc.	2,983	249,379
RPM International, Inc.	1,978	117,691
Sherwin-Williams Co. (The)	734	337,288
Shin-Etsu Chemical Co. Ltd.	1,100	108,116
Sika AG (Registered)	160	26,274

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Managed Volatility V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals (continued)
Symrise AG	138	$12,766
Toray Industries, Inc.	3,200	13,851
Tosoh Corp.	1,200	13,561
Westlake Chemical Corp.	1,305	49,812
Yara International ASA	1,911	60,424

		3,940,297

Commercial Services & Supplies — 0.2%
Brambles Ltd.	2,739	17,704
Cintas Corp.	226	39,148
Copart, Inc.(a)	1,001	68,588
Republic Services, Inc.	684	51,341
Secom Co. Ltd.	600	49,625
Sohgo Security Services Co. Ltd.	200	9,708
Waste Connections, Inc.	818	63,395
Waste Management, Inc.	1,609	148,929

		448,438

Communications Equipment — 0.8%
Arista Networks, Inc.(a)	552	111,808
Cisco Systems, Inc.	24,984	982,121
F5 Networks, Inc.(a)	589	62,805
Juniper Networks, Inc.	3,599	68,885
Motorola Solutions, Inc.	1,608	213,735
Nokia OYJ	8,344	25,698
Telefonaktiebolaget LM Ericsson, Class B	11,010	89,126

		1,554,178

Construction & Engineering — 0.3%
Bouygues SA	1,078	31,285
Eiffage SA	1,022	72,545
JGC Holdings Corp.	1,100	8,780
Kajima Corp.	2,300	23,509
Obayashi Corp.	5,200	44,125
Shimizu Corp.	6,500	50,582
Skanska AB, Class B	4,161	62,620
Taisei Corp.	1,700	51,847
Vinci SA	2,907	237,529

		582,822

Construction Materials — 0.2%
Boral Ltd.	7,840	9,847
CRH plc	1,131	30,586
Fletcher Building Ltd.	16,342	34,012
HeidelbergCement AG	231	9,869
LafargeHolcim Ltd. (Registered)(a)	1,623	59,229
Martin Marietta Materials, Inc.	741	140,220
Taiheiyo Cement Corp.	900	15,330
Vulcan Materials Co.	1,568	169,454

		468,547

Consumer Finance — 0.2%
Acom Co. Ltd.	2,500	10,152
American Express Co.	3,506	300,149
Capital One Financial Corp.	2,101	105,933
Discover Financial Services	1,097	39,130
Isracard Ltd.	1	2
Synchrony Financial	1,571	25,277

		480,643

Containers & Packaging — 0.0%
Ball Corp.	377	24,377
Toyo Seikan Group Holdings Ltd.	1,000	11,407

		35,784

Security	Shares	Value

Distributors — 0.1%
Genuine Parts Co.	1,964	$132,236
LKQ Corp.(a)	5,796	118,876

		251,112

Diversified Consumer Services — 0.0%
Benesse Holdings, Inc.	400	10,179

Diversified Financial Services — 0.2%
Equitable Holdings, Inc.	1,439	20,794
Eurazeo SE	60	2,692
EXOR NV	658	33,913
Groupe Bruxelles Lambert SA	233	18,333
Industrivarden AB, Class C	1,650	31,593
Investor AB, Class B	3,537	159,567
Kinnevik AB, Class B	2,113	34,462
L E Lundbergforetagen AB, Class B	1,455	58,982
M&G plc(a)	17,362	24,151
ORIX Corp.	3,400	40,564
Pargesa Holding SA, Class BR	208	13,733
Voya Financial, Inc.	388	15,733

		454,517

Diversified Telecommunication Services — 1.0%
AT&T, Inc.	9,928	289,401
BT Group plc	39,866	57,988
Deutsche Telekom AG (Registered)	11,829	152,777
Iliad SA	54	7,276
Nippon Telegraph & Telephone Corp.	5,900	141,108
Orange SA	5,602	67,826
Singapore Telecommunications Ltd.	23,200	41,359
Spark New Zealand Ltd.	33,864	82,417
Swisscom AG (Registered)	79	42,303
Telefonica SA	7,361	33,501
Telenor ASA	13,579	198,467
Telia Co. AB	12,135	43,436
Telstra Corp. Ltd.	39,974	75,037
TELUS Corp.	142	2,245
TPG Telecom Ltd.	7,378	31,421
Verizon Communications, Inc.	12,314	661,631

		1,928,193

Electric Utilities — 1.0%
AusNet Services	22,845	23,987
Edison International	2,770	151,768
Electricite de France SA	4,632	36,220
Eversource Energy	2,282	178,475
Exelon Corp.	8,225	302,762
Fortum OYJ	1,100	16,002
Hydro One Ltd.(b)	2,633	47,410
Iberdrola SA	24,816	242,726
Mercury NZ Ltd.	32,902	82,380
NextEra Energy, Inc.	3,120	750,734
Orsted A/S(b)	617	60,403
SSE plc	3,971	63,810
Terna Rete Elettrica Nazionale SpA	15,188	95,470
Verbund AG	1,639	59,113

		2,111,260

Electrical Equipment — 0.7%
ABB Ltd. (Registered)	7,142	124,135
Acuity Brands, Inc.	509	43,601
AMETEK, Inc.	1,938	139,575
Eaton Corp. plc	2,710	210,540
Emerson Electric Co.	5,967	284,328
Fuji Electric Co. Ltd.	400	8,969
Legrand SA	1,041	66,397
Mitsubishi Electric Corp.	9,700	118,497

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Managed Volatility V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment (continued)
Nidec Corp.	1,400	$72,148
Prysmian SpA	710	11,273
Rockwell Automation, Inc.	734	110,768
Schneider Electric SE	1,253	105,907
Sensata Technologies Holding plc(a)	1,164	33,675
Vestas Wind Systems A/S	348	28,315

		1,358,128

Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	1,827	133,152
Arrow Electronics, Inc.(a)	136	7,054
CDW Corp.	829	77,321
Cognex Corp.	618	26,092
Corning, Inc.	1,835	37,691
FLIR Systems, Inc.	506	16,136
Halma plc	2,022	47,489
Hexagon AB, Class B	1,064	44,992
Hitachi Ltd.	3,500	100,542
Ingenico Group SA	288	30,105
Keyence Corp.	700	225,059
Keysight Technologies, Inc.(a)	913	76,400
Kyocera Corp.	1,400	82,615
Murata Manufacturing Co. Ltd.	1,300	64,629
TE Connectivity Ltd.	1,678	105,680
Trimble, Inc.(a)	1,798	57,230
Zebra Technologies Corp., Class A(a)	239	43,880

		1,176,067

Entertainment — 1.0%
Activision Blizzard, Inc.	3,854	229,236
Electronic Arts, Inc.(a)	1,428	143,043
Netflix, Inc.(a)	1,632	612,816
Nexon Co. Ltd.(a)	700	11,439
Nintendo Co. Ltd.	300	116,596
Roku, Inc.(a)	236	20,645
Take-Two Interactive Software, Inc.(a)	515	61,084
Ubisoft Entertainment SA(a)	67	4,897
Vivendi SA	1,667	35,246
Walt Disney Co. (The)	7,623	736,382

		1,971,384

Equity Real Estate Investment Trusts (REITs) — 1.4%
Alexandria Real Estate Equities, Inc.	347	47,560
American Tower Corp.	1,916	417,209
Ascendas REIT	23,300	46,134
AvalonBay Communities, Inc.	544	80,060
Boston Properties, Inc.	594	54,785
British Land Co. plc (The)	1,696	7,073
Camden Property Trust	288	22,821
CapitaLand Commercial Trust	22,800	24,466
CapitaLand Mall Trust	17,700	22,193
Crown Castle International Corp.	1,760	254,144
Dexus	5,682	31,487
Digital Realty Trust, Inc.	997	138,493
Duke Realty Corp.	981	31,765
Equinix, Inc.	347	216,726
Equity LifeStyle Properties, Inc.	383	22,015
Equity Residential	1,892	116,755
Essex Property Trust, Inc.	205	45,149
Extra Space Storage, Inc.	301	28,824
Gecina SA	174	22,897
Goodman Group	7,499	54,965
GPT Group (The)	6,489	14,416
Healthpeak Properties, Inc.	1,203	28,691
Host Hotels & Resorts, Inc.	1,676	18,503
Invitation Homes, Inc.	1,030	22,011

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Japan Real Estate Investment Corp.	2	$11,757
Land Securities Group plc	2,523	17,398
Link REIT	2,100	17,700
Mapletree Commercial Trust	10,100	12,954
Medical Properties Trust, Inc.	784	13,555
Mid-America Apartment Communities, Inc.	381	39,254
Mirvac Group	13,121	16,670
Nippon Building Fund, Inc.	2	13,454
Omega Healthcare Investors, Inc.	318	8,440
Prologis, Inc.	3,212	258,148
Public Storage	696	138,233
Realty Income Corp.	944	47,068
Regency Centers Corp.	192	7,379
SBA Communications Corp.(a)	396	106,908
Scentre Group	18,474	17,695
Segro plc	5,991	56,635
Simon Property Group, Inc.	974	53,434
Stockland	7,234	11,124
Sun Communities, Inc.	203	25,345
UDR, Inc.	787	28,757
Ventas, Inc.	992	26,586
VICI Properties, Inc.	523	8,703
Welltower, Inc	1,448	66,289
Weyerhaeuser Co.	1,367	23,171
WP Carey, Inc.	435	25,265

		2,821,064

Food & Staples Retailing — 2.0%
Aeon Co. Ltd.	5,400	119,632
Carrefour SA	3,243	51,415
Coles Group Ltd.(a)	12,148	113,135
Colruyt SA	1,177	63,803
Costco Wholesale Corp.	3,690	1,052,130
Dairy Farm International Holdings Ltd.	9,300	42,775
Empire Co. Ltd., Class A	3,584	70,111
George Weston Ltd.	2,361	168,825
ICA Gruppen AB	2,922	122,039
J Sainsbury plc	39,326	101,752
Jeronimo Martins SGPS SA	3,247	58,606
Koninklijke Ahold Delhaize NV	4,583	106,768
Kroger Co. (The)	9,510	286,441
Lawson, Inc.	1,400	76,846
Loblaw Cos. Ltd.	3,894	200,746
METRO AG	6,395	54,467
Metro, Inc.	3,981	160,988
Sundrug Co. Ltd.	1,300	41,657
Sysco Corp.	5,684	259,361
Tsuruha Holdings, Inc.	500	65,924
Walgreens Boots Alliance, Inc.	8,504	389,058
Welcia Holdings Co. Ltd.	500	35,108
Wm Morrison Supermarkets plc	58,815	128,490
Woolworths Group Ltd.	12,788	278,093

		4,048,170

Food Products — 2.6%
a2 Milk Co. Ltd.(a)	5,416	55,328
Ajinomoto Co., Inc	1,100	20,498
Archer-Daniels-Midland Co.	5,556	195,460
Associated British Foods plc	6,646	148,868
Barry Callebaut AG (Registered)	11	22,017
Bunge Ltd.	1,703	69,874
Calbee, Inc.	700	18,891
Campbell Soup Co.	2,703	124,770
Chocoladefabriken Lindt & Spruengli AG	6	50,361
Chocoladefabriken Lindt & Spruengli AG (Registered)	1	86,794

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Managed Volatility V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
Conagra Brands, Inc.	5,654	$165,888
Danone SA	1,944	124,413
General Mills, Inc.	5,782	305,116
Hershey Co. (The)	1,752	232,140
Hormel Foods Corp.	4,614	215,197
Ingredion, Inc.	985	74,367
JM Smucker Co. (The)	1,270	140,970
Kellogg Co.	2,890	173,371
Kerry Group plc, Class A	591	68,571
Kikkoman Corp.	400	16,960
Kraft Heinz Co. (The)	8,402	207,865
Lamb Weston Holdings, Inc.	1,890	107,919
McCormick & Co., Inc. (Non-Voting)	1,494	210,968
MEIJI Holdings Co. Ltd.	900	63,779
Mondelez International, Inc., Class A	11,671	584,484
Mowi ASA	5,944	89,870
Nestle SA (Registered)	10,835	1,109,155
NH Foods Ltd.	1,100	38,281
Nisshin Seifun Group, Inc.	1,200	20,019
Nissin Foods Holdings Co. Ltd.	300	24,896
Orkla ASA	15,506	132,851
Toyo Suisan Kaisha Ltd.	400	19,333
Tyson Foods, Inc., Class A	3,125	180,844
Wilmar International Ltd.	45,300	102,442
Yakult Honsha Co. Ltd.	400	23,564
Yamazaki Baking Co. Ltd.	1,000	20,843

		5,246,967

Gas Utilities — 0.2%
APA Group(c)	9,818	62,303
Hong Kong & China Gas Co. Ltd.	79,000	129,357
Naturgy Energy Group SA	2,875	50,438
Osaka Gas Co. Ltd.	2,800	52,577
Snam SpA	19,096	87,275
Toho Gas Co. Ltd.	300	13,524
Tokyo Gas Co. Ltd.	2,500	58,908

		454,382

Health Care Equipment & Supplies — 2.7%
Abbott Laboratories	9,478	747,909
ABIOMED, Inc.(a)	230	33,387
Alcon, Inc.(a)	1,091	55,893
Align Technology, Inc.(a)	412	71,668
Asahi Intecc Co. Ltd.	100	2,473
Baxter International, Inc.	2,857	231,960
Becton Dickinson and Co.	1,496	343,736
Boston Scientific Corp.(a)	8,382	273,505
Carl Zeiss Meditec AG	97	9,236
Cochlear Ltd.	221	25,188
Cooper Cos., Inc. (The)	375	103,376
Danaher Corp.	3,586	496,338
Dentsply Sirona, Inc.	1,363	52,925
DexCom, Inc.(a)	477	128,442
Edwards Lifesciences Corp.(a)	1,221	230,305
Fisher & Paykel Healthcare Corp. Ltd.	3,188	57,953
Hologic, Inc.(a)	2,004	70,340
Hoya Corp.	1,100	93,535
IDEXX Laboratories, Inc.(a)	436	105,617
Insulet Corp.(a)	277	45,893
Intuitive Surgical, Inc.(a)	663	328,324
Koninklijke Philips NV	1,680	68,976
Medtronic plc	7,562	681,941
Olympus Corp.	2,900	41,804
ResMed, Inc.	801	117,979
Siemens Healthineers AG(b)	1,230	47,548
Smith & Nephew plc	5,113	90,073

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Sonova Holding AG (Registered)	73	$13,017
STERIS plc	755	105,677
Stryker Corp.	2,075	345,467
Sysmex Corp.	400	28,950
Teleflex, Inc.	323	94,594
Terumo Corp.	1,600	54,818
Varian Medical Systems, Inc.(a)	581	59,646
West Pharmaceutical Services, Inc.	432	65,772
Zimmer Biomet Holdings, Inc.	1,402	141,714

		5,465,979

Health Care Providers & Services — 2.3%
AmerisourceBergen Corp.	2,263	200,275
Anthem, Inc.	1,249	283,573
Cardinal Health, Inc.	2,754	132,027
Centene Corp.(a)	3,483	206,925
Cigna Corp.	2,714	480,867
CVS Health Corp.	10,950	649,664
DaVita, Inc.(a)	1,604	122,000
Fresenius Medical Care AG & Co. KGaA	544	35,510
Fresenius SE & Co. KGaA	1,113	41,440
HCA Healthcare, Inc.	3,122	280,512
Henry Schein, Inc.(a)	1,730	87,400
Humana, Inc.	648	203,485
Laboratory Corp. of America Holdings(a)	1,326	167,593
McKesson Corp.	1,793	242,521
Medipal Holdings Corp.	200	3,737
Quest Diagnostics, Inc.	2,017	161,965
Ryman Healthcare Ltd.	6,384	38,725
Sonic Healthcare Ltd.	2,200	33,066
UnitedHealth Group, Inc.	4,967	1,238,670
Universal Health Services, Inc., Class B	1,302	129,002

		4,738,957

Health Care Technology — 0.1%
Cerner Corp.	2,076	130,767
M3, Inc.	800	23,598
Veeva Systems, Inc., Class A(a)	722	112,899

		267,264

Hotels, Restaurants & Leisure — 1.0%
Aramark	614	12,262
Carnival plc	1,081	12,903
Chipotle Mexican Grill, Inc.(a)	127	83,109
Compass Group plc	5,376	83,759
Crown Resorts Ltd.	18,589	86,267
Darden Restaurants, Inc.	561	30,552
Domino’s Pizza, Inc.	162	52,499
Flight Centre Travel Group Ltd.(d)	407	2,356
Flutter Entertainment plc	224	20,149
Galaxy Entertainment Group Ltd.	2,000	10,534
GVC Holdings plc	3,940	27,291
Hilton Worldwide Holdings, Inc.	787	53,705
Las Vegas Sands Corp.	992	42,130
Marriott International, Inc., Class A	1,146	85,732
McDonald’s Corp.	3,924	648,833
McDonald’s Holdings Co. Japan Ltd.	700	31,571
MGM Resorts International	591	6,974
Oriental Land Co. Ltd.	1,000	127,657
Royal Caribbean Cruises Ltd.	455	14,637
Sodexo SA	202	13,565
Starbucks Corp.	5,715	375,704
Tabcorp Holdings Ltd.	20,897	32,340
TUI AG	1,050	4,596
Vail Resorts, Inc.	53	7,829
Whitbread plc	1,427	52,887

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Managed Volatility V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Yum! Brands, Inc.	1,552	$106,359

		2,026,200

Household Durables — 0.3%
Barratt Developments plc	10,116	54,680
Berkeley Group Holdings plc	1,033	46,106
Garmin Ltd.	219	16,416
Iida Group Holdings Co. Ltd.	1,400	19,350
Mohawk Industries, Inc.(a)	40	3,050
Panasonic Corp.	4,200	31,796
Persimmon plc	2,266	53,565
Sony Corp.	3,700	219,164
Taylor Wimpey plc	37,935	54,587

		498,714

Household Products — 0.6%
Colgate-Palmolive Co.	170	11,281
Essity AB, Class B	3,067	93,953
Henkel AG & Co. KGaA	645	47,380
Procter & Gamble Co. (The)	7,376	811,360
Reckitt Benckiser Group plc	3,063	233,326
Spectrum Brands Holdings, Inc.	12	437
Unicharm Corp.	1,100	41,177

		1,238,914

Independent Power and Renewable Electricity Producers — 0.1%
Meridian Energy Ltd.	34,547	82,450
Uniper SE	2,960	72,707

		155,157

Industrial Conglomerates — 0.7%
3M Co.	3,166	432,190
CK Hutchison Holdings Ltd.	21,500	143,301
DCC plc	1,500	93,677
Keihan Holdings Co. Ltd.	800	35,486
Keppel Corp. Ltd.	22,500	83,685
NWS Holdings Ltd.	17,000	17,324
Roper Technologies, Inc.	712	222,009
Siemens AG (Registered)	2,937	245,930
Smiths Group plc	2,825	42,593
Toshiba Corp.	1,400	30,686

		1,346,881

Insurance — 1.6%
Admiral Group plc	563	15,505
Aflac, Inc.	1,604	54,921
AIA Group Ltd.	31,600	282,967
Alleghany Corp.(a)	40	22,094
Allianz SE (Registered)	1,441	245,399
Allstate Corp. (The)	1,362	124,936
American International Group, Inc.	1,015	24,614
Aon plc	1,072	176,923
Arch Capital Group Ltd.(a)	1,486	42,292
Arthur J Gallagher & Co.	481	39,206
Assicurazioni Generali SpA	6,226	84,330
Aviva plc	21,936	72,120
AXA SA	5,145	87,115
Brown & Brown, Inc.	398	14,416
Cincinnati Financial Corp.	441	33,273
Dai-ichi Life Holdings, Inc.	2,700	32,063
Direct Line Insurance Group plc	4,793	17,498
Everest Re Group Ltd.	45	8,659
Fidelity National Financial, Inc.	558	13,883
Gjensidige Forsikring ASA	5,295	90,170
Globe Life, Inc.	155	11,155
Hannover Rueck SE	324	45,751
Hartford Financial Services Group, Inc. (The) .	326	11,488

Security	Shares	Value

Insurance (continued)
Insurance Australia Group Ltd.	13,040	$49,201
Japan Post Holdings Co. Ltd.	5,300	41,460
Legal & General Group plc	26,170	61,832
Markel Corp.(a)	63	58,457
Marsh & McLennan Cos., Inc.	2,414	208,714
Medibank Pvt Ltd.	12,248	20,142
MetLife, Inc.	1,176	35,950
MS&AD Insurance Group Holdings, Inc.	2,300	64,173
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	433	87,063
Poste Italiane SpA(b)	2,468	20,773
Principal Financial Group, Inc.	465	14,573
Progressive Corp. (The)	2,207	162,965
Prudential Financial, Inc.	1,131	58,970
Prudential plc	13,182	165,168
QBE Insurance Group Ltd.	5,290	27,556
Reinsurance Group of America, Inc.	132	11,106
RSA Insurance Group plc	8,913	46,512
Sompo Holdings, Inc.	1,000	30,824
Sony Financial Holdings, Inc.	600	10,075
Suncorp Group Ltd.	1,949	10,823
Swiss Re AG	654	50,357
T&D Holdings, Inc.	800	6,485
Tokio Marine Holdings, Inc.	2,100	96,085
Travelers Cos., Inc. (The)	958	95,177
Willis Towers Watson plc	468	79,490
Zurich Insurance Group AG	383	134,550

		3,199,259

Interactive Media & Services — 2.7%
Alphabet, Inc., Class A(a)	1,438	1,670,884
Alphabet, Inc., Class C(a)	1,484	1,725,610
Auto Trader Group plc(b)	5,291	28,592
Facebook, Inc., Class A(a)	11,321	1,888,343
IAC/InterActiveCorp(a)	324	58,071
Pinterest, Inc., Class A(a)	674	10,407
REA Group Ltd.	769	36,023
Snap, Inc., Class A(a)	2,562	30,462
TripAdvisor, Inc.(a)	580	10,086
Twitter, Inc.(a)	3,049	74,883
Z Holdings Corp.	3,800	12,115
Zillow Group, Inc., Class C(a)	357	12,859

		5,558,335

Internet & Direct Marketing Retail — 2.5%
Amazon.com, Inc.(a)	2,135	4,162,652
Booking Holdings, Inc.(a)	294	395,524
Delivery Hero SE(a)(b)	225	16,543
eBay, Inc.	4,772	143,446
Expedia Group, Inc.	957	53,850
Grubhub, Inc.(a)	882	35,924
Just Eat Takeaway.com NV(a)(b)	120	9,075
MercadoLibre, Inc.	243	118,725
Ocado Group plc(a)	1,565	23,475
Prosus NV(a)	2,015	140,341
Rakuten, Inc.	600	4,524
Wayfair, Inc., Class A(a)	614	32,812
Zalando SE(a)(b)	285	10,742

		5,147,633

IT Services — 3.1%
Accenture plc, Class A	3,487	569,288
Akamai Technologies, Inc.(a)	635	58,096
Amadeus IT Group SA	629	29,606
Atos SE	464	30,914
Automatic Data Processing, Inc.	2,172	296,869

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Managed Volatility V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Black Knight, Inc.(a)	726	$42,152
Booz Allen Hamilton Holding Corp.	377	25,877
Broadridge Financial Solutions, Inc.	530	50,260
Capgemini SE	565	47,213
Cognizant Technology Solutions Corp., Class A	2,632	122,309
DXC Technology Co.	469	6,121
Edenred	1,264	52,455
EPAM Systems, Inc.(a)	291	54,027
Fidelity National Information Services, Inc.	3,191	388,153
Fiserv, Inc.(a)	2,671	253,718
FleetCor Technologies, Inc.(a)	365	68,087
Fujitsu Ltd.	600	54,041
Gartner, Inc.(a)	321	31,962
Global Payments, Inc.	1,384	199,614
GoDaddy, Inc., Class A(a)	667	38,092
International Business Machines Corp.	4,186	464,353
Jack Henry & Associates, Inc.	367	56,973
Mastercard, Inc., Class A	4,177	1,008,996
MongoDB, Inc.(a)	194	26,489
NEC Corp.	400	14,565
Nomura Research Institute Ltd.	500	10,562
NTT Data Corp.	1,400	13,402
Obic Co. Ltd	200	26,058
Okta, Inc.(a)	414	50,616
Otsuka Corp.	300	12,789
Paychex, Inc.	2,251	141,633
PayPal Holdings, Inc.(a)	5,232	500,912
Square, Inc., Class A(a)	1,401	73,384
Twilio, Inc., Class A(a)	458	40,987
VeriSign, Inc.(a)	342	61,591
Visa, Inc., Class A	8,050	1,297,016
Wirecard AG	263	29,632
Wix.com Ltd.(a)	339	34,178
Worldline SA(a)(b)	244	14,401

		6,297,391

Leisure Products — 0.0%
Hasbro, Inc.	204	14,596

Life Sciences Tools & Services — 0.8%
Agilent Technologies, Inc.	2,144	153,553
Bio-Rad Laboratories, Inc., Class A(a)	191	66,957
Eurofins Scientific SE	21	10,248
Illumina, Inc.(a)	848	231,606
IQVIA Holdings, Inc.(a)	1,134	122,313
Lonza Group AG (Registered)(a)	210	86,378
Mettler-Toledo International, Inc.(a)	160	110,482
PerkinElmer, Inc.	1,036	77,990
QIAGEN NV(a)	619	24,993
Sartorius Stedim Biotech	101	20,155
Thermo Fisher Scientific, Inc.	2,283	647,459
Waters Corp.(a)	582	105,953

		1,658,087

Machinery — 1.4%
Alfa Laval AB	1,216	20,819
Alstom SA(a)	631	26,055
ANDRITZ AG	259	8,114
Atlas Copco AB, Class A	2,321	77,183
Atlas Copco AB, Class B	2,497	72,636
Caterpillar, Inc.	2,841	329,670
CNH Industrial NV	3,479	19,814
Cummins, Inc.	808	109,339
Deere & Co.	1,650	227,964
Dover Corp.	993	83,352
Electrolux Professional AB, Class B(a)	453	1,305

Security	Shares	Value

Machinery (continued)
Epiroc AB, Class A(a)	4,710	$46,542
Epiroc AB, Class B(a)	5,355	52,782
FANUC Corp.	600	80,176
Flowserve Corp.	1,151	27,497
Fortive Corp.	1,553	85,710
GEA Group AG	358	7,396
Hitachi Construction Machinery Co. Ltd.	500	10,028
Hoshizaki Corp.	200	14,960
IDEX Corp.	507	70,022
Illinois Tool Works, Inc.	1,775	252,263
Ingersoll Rand, Inc.(a)	1,437	35,638
KION Group AG	463	19,927
Komatsu Ltd.	1,000	16,183
Kubota Corp.	1,800	22,894
Makita Corp.	1,000	30,504
Middleby Corp. (The)(a)	164	9,328
MISUMI Group, Inc.	1,100	23,794
Mitsubishi Heavy Industries Ltd.	500	12,601
PACCAR, Inc.	2,763	168,902
Parker-Hannifin Corp	781	101,319
Pentair plc	1,673	49,789
Sandvik AB	7,885	110,916
Schindler Holding AG	34	7,438
Schindler Holding AG (Registered)	283	59,253
SKF AB, Class B	1,362	18,560
SMC Corp.	200	83,849
Snap-on, Inc.	355	38,631
Spirax-Sarco Engineering plc	1,059	106,316
Stanley Black & Decker, Inc.	909	90,900
Volvo AB, Class B	7,082	84,176
WABCO Holdings, Inc.(a)	150	20,258
Westinghouse Air Brake Technologies Corp .	575	27,675
Xylem, Inc.	1,024	66,693

		2,829,171

Marine — 0.0%
AP Moller - Maersk A/S, Class A	19	15,605
Kuehne + Nagel International AG (Registered)	207	28,198

		43,803

Media — 0.5%
Charter Communications, Inc., Class A(a)	445	194,158
Comcast Corp., Class A	18,115	622,794
Fox Corp., Class A(a)	349	8,247
Informa plc	7,433	40,485
JCDecaux SA	1,176	20,907
Liberty Broadband Corp., Class C(a)	264	29,230
Omnicom Group, Inc.	275	15,097
Pearson plc	2,886	19,758
Schibsted ASA, Class B	3,020	54,631
WPP plc	7,402	50,326

		1,055,633

Metals & Mining — 0.6%
Agnico Eagle Mines Ltd.	204	8,144
Antofagasta plc	2,687	25,662
ArcelorMittal SA	1,635	15,435
Boliden AB(a)	6,128	109,936
Evraz plc	5,870	16,795
Fortescue Metals Group Ltd.	4,574	28,031
Glencore plc(a)	63,115	95,528
Newcrest Mining Ltd.	1,444	19,830
Newmont Goldcorp Corp.	1,762	79,783
Nippon Steel Corp.	1,000	8,524
Norsk Hydro ASA	25,148	54,223
Nucor Corp.	8,301	299,002

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Managed Volatility V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Metals & Mining (continued)
Rio Tinto Ltd.	344	$17,723
Rio Tinto plc	3,607	165,353
Steel Dynamics, Inc.	5,761	129,853
Sumitomo Metal Mining Co. Ltd.	1,600	32,711
voestalpine AG	1,808	36,479

		1,143,012

Mortgage Real Estate Investment Trusts (REITs) — 0.0%
AGNC Investment Corp.	1,340	14,177
Annaly Capital Management, Inc.	3,096	15,697

		29,874

Multiline Retail — 0.8%
Dollar General Corp.	3,137	473,718
Dollar Tree, Inc.(a)	3,414	250,827
Harvey Norman Holdings Ltd.	3,842	7,054
Kohl’s Corp.	4,435	64,707
Marks & Spencer Group plc	26,778	32,461
Next plc	805	40,386
Nordstrom, Inc.	2,991	45,882
Pan Pacific International Holdings Corp.	800	15,150
Ryohin Keikaku Co. Ltd.	400	4,448
Target Corp.	5,509	512,172
Wesfarmers Ltd.	9,443	200,099

		1,646,904

Multi-Utilities — 0.5%
Canadian Utilities Ltd., Class A	1,188	28,398
Consolidated Edison, Inc.	1,667	130,026
E.ON SE	11,818	121,225
Engie SA	10,340	105,886
National Grid plc	15,082	176,222
Public Service Enterprise Group, Inc.	4,315	193,787
Sempra Energy	1,003	113,329
Suez	3,680	37,387

		906,260

Oil, Gas & Consumable Fuels — 1.6%
BP plc	85,012	348,629
Cabot Oil & Gas Corp.	952	16,365
Caltex Australia Ltd.	1,095	14,786
Cheniere Energy, Inc.(a)	342	11,457
Chevron Corp	8,985	651,053
Concho Resources, Inc.	452	19,368
ConocoPhillips	3,965	122,122
Eni SpA	15,172	150,771
EOG Resources, Inc.	2,469	88,686
Equinor ASA	11,393	142,027
Exxon Mobil Corp.	22,684	861,311
Hess Corp.	509	16,950
JXTG Holdings, Inc.	4,800	16,355
Kinder Morgan, Inc.	7,488	104,233
Marathon Petroleum Corp.	1,659	39,186
Neste OYJ	396	13,166
Occidental Petroleum Corp	3,774	43,703
OMV AG	1,219	33,360
ONEOK, Inc.	707	15,420
Phillips 66	2,150	115,348
Pioneer Natural Resources Co.	390	27,359
Repsol SA	1,430	12,757
TOTAL SA	8,325	313,676
Valero Energy Corp.	1,410	63,958
Williams Cos., Inc. (The)	2,129	30,125

		3,272,171

Security	Shares	Value

Paper & Forest Products — 0.1%
Mondi plc	6,992	$117,995
UPM-Kymmene OYJ	1,024	27,921

		145,916

Personal Products — 0.5%
Beiersdorf AG	647	65,147
Kao Corp.	1,900	154,790
Kobayashi Pharmaceutical Co. Ltd	300	27,756
Kose Corp.	100	12,374
L’Oreal SA	862	223,095
Shiseido Co. Ltd.	1,400	82,281
Unilever NV	3,282	161,315
Unilever plc	5,001	252,201

		978,959

Pharmaceuticals — 4.6%
Allergan plc	1,882	333,302
Astellas Pharma, Inc.	7,200	110,933
AstraZeneca plc	4,743	422,596
Aurora Cannabis, Inc.(a)	1,267	1,134
Bristol-Myers Squibb Co	12,727	709,403
Chugai Pharmaceutical Co. Ltd.	800	92,557
Daiichi Sankyo Co. Ltd.	1,900	130,486
Eisai Co. Ltd.	800	58,518
Elanco Animal Health, Inc.(a)	2,559	57,296
Eli Lilly & Co.	4,661	646,574
GlaxoSmithKline plc	20,206	379,149
Ipsen SA	129	6,612
Jazz Pharmaceuticals plc(a)	428	42,689
Johnson & Johnson	13,707	1,797,399
Kyowa Kirin Co. Ltd.	700	15,645
Merck & Co., Inc.	13,934	1,072,082
Merck KGaA	580	58,558
Mylan NV(a)	3,046	45,416
Novo Nordisk A/S, Class B	5,573	332,798
Ono Pharmaceutical Co. Ltd.	1,500	34,471
Otsuka Holdings Co. Ltd.	1,700	66,331
Perrigo Co. plc	862	41,454
Pfizer, Inc.	30,194	985,532
Recordati SpA	982	41,374
Roche Holding AG	2,402	772,824
Sanofi	3,848	333,140
Santen Pharmaceutical Co. Ltd.	1,000	17,162
Shionogi & Co. Ltd.	1,400	68,963
Sumitomo Dainippon Pharma Co. Ltd.	200	2,596
Taisho Pharmaceutical Holdings Co. Ltd.	200	12,276
Takeda Pharmaceutical Co. Ltd.	4,800	146,151
Teva Pharmaceutical Industries Ltd., ADR	5,467	49,094
UCB SA	362	30,973
Vifor Pharma AG	83	11,355
Zoetis, Inc.	2,887	339,771

		9,266,614

Professional Services — 0.2%
CoStar Group, Inc.(a)	103	60,483
Equifax, Inc.	60	7,167
Experian plc	684	19,009
IHS Markit Ltd.(a)	1,037	62,220
Intertek Group plc	440	25,707
Recruit Holdings Co. Ltd.	3,400	87,826
RELX plc	5,966	127,329
Teleperformance	189	39,145
TransUnion	125	8,273
Verisk Analytics, Inc	293	40,838

		477,997

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Managed Volatility V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Management & Development — 0.3%
Azrieli Group Ltd.	2,625	$150,085
CapitaLand Ltd.	26,900	53,906
CBRE Group, Inc., Class A(a)	1,543	58,186
City Developments Ltd.	6,500	32,959
CK Asset Holdings Ltd.	1,500	8,139
Daito Trust Construction Co. Ltd.	200	18,573
Daiwa House Industry Co. Ltd.	2,000	49,415
Deutsche Wohnen SE	536	20,314
Jones Lang LaSalle, Inc.	166	16,763
Lendlease Group(c)	1,586	9,944
Mitsubishi Estate Co. Ltd.	3,900	57,600
Mitsui Fudosan Co. Ltd.	2,800	48,481
Sumitomo Realty & Development Co. Ltd.	700	17,092
Sun Hung Kai Properties Ltd.	4,000	52,296
Swire Properties Ltd.	5,800	16,204
UOL Group Ltd.	4,100	18,810
Vonovia SE	1,275	63,423

		692,190

Road & Rail — 1.4%
AMERCO	240	69,732
Aurizon Holdings Ltd.	28,094	72,808
Canadian National Railway Co.	480	37,529
Canadian Pacific Railway Ltd.	25	5,517
Central Japan Railway Co.	800	128,217
ComfortDelGro Corp. Ltd.	14,700	15,653
CSX Corp.	6,168	353,426
East Japan Railway Co.	2,100	158,908
Hankyu Hanshin Holdings, Inc.	1,200	40,314
JB Hunt Transport Services, Inc.	1,119	103,205
Kansas City Southern	1,147	145,876
Keikyu Corp.	500	8,412
Keio Corp.	400	23,613
Keisei Electric Railway Co. Ltd.	800	23,118
Kintetsu Group Holdings Co. Ltd.	600	27,769
Knight-Swift Transportation Holdings, Inc.	1,546	50,709
Kyushu Railway Co.	1,200	34,471
Nagoya Railroad Co. Ltd.	600	16,869
Nippon Express Co. Ltd.	100	4,878
Norfolk Southern Corp.	2,298	335,508
Odakyu Electric Railway Co. Ltd.	1,000	21,961
Old Dominion Freight Line, Inc.	1,118	146,749
Tobu Railway Co. Ltd.	500	17,444
Tokyu Corp.	2,200	34,572
Uber Technologies, Inc.(a)	6,132	171,205
Union Pacific Corp.	5,209	734,677
West Japan Railway Co.	900	61,556

		2,844,696

Semiconductors & Semiconductor Equipment — 2.3%
Advanced Micro Devices, Inc.(a)	4,051	184,239
Advantest Corp.	300	11,949
Analog Devices, Inc.	1,846	165,494
Applied Materials, Inc.	1,824	83,576
ASML Holding NV	1,190	313,702
Broadcom, Inc.	1,821	431,759
Disco Corp.	100	19,455
Infineon Technologies AG	3,847	55,534
Intel Corp.	19,943	1,079,315
KLA Corp.	263	37,804
Lam Research Corp.	171	41,040
Marvell Technology Group Ltd.	1,825	41,300
Maxim Integrated Products, Inc.	641	31,159
Microchip Technology, Inc.	1,108	75,122
Micron Technology, Inc.(a)	4,849	203,949
NVIDIA Corp.	2,556	673,762

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
NXP Semiconductors NV	307	$25,460
ON Semiconductor Corp.(a)	811	10,089
Qorvo, Inc.(a)	253	20,399
QUALCOMM, Inc.	4,826	326,479
Renesas Electronics Corp.(a)	5,700	20,275
Rohm Co. Ltd.	200	10,856
Skyworks Solutions, Inc.	814	72,755
STMicroelectronics NV	2,186	46,992
Teradyne, Inc.	565	30,606
Texas Instruments, Inc.	4,076	407,315
Tokyo Electron Ltd.	500	93,187
Xilinx, Inc.	850	66,249

		4,579,821

Software — 5.0%
Adobe, Inc.(a)	2,407	766,004
ANSYS, Inc.(a)	321	74,623
Autodesk, Inc.(a)	999	155,944
AVEVA Group plc	384	16,545
Cadence Design Systems, Inc.(a)	1,220	80,569
CDK Global, Inc.	489	16,064
Check Point Software Technologies Ltd.(a)	1,172	117,833
Citrix Systems, Inc.	588	83,231
CyberArk Software Ltd.(a)	290	24,812
Dassault Systemes SE	210	30,658
DocuSign, Inc.(a)	538	49,711
Dropbox, Inc., Class A(a)	842	15,240
Fortinet, Inc.(a)	709	71,730
Guidewire Software, Inc.(a)	401	31,803
Intuit, Inc.	1,442	331,660
Micro Focus International plc	839	4,140
Microsoft Corp.	34,728	5,476,953
Nice Ltd.(a)	740	107,001
NortonLifeLock, Inc.	2,189	40,956
Oracle Corp.	11,626	561,885
Oracle Corp. Japan	400	34,889
Palo Alto Networks, Inc.(a)	621	101,819
Paycom Software, Inc.(a)	247	49,896
PTC, Inc.(a)	451	27,606
RingCentral, Inc., Class A(a)	366	77,559
Sage Group plc (The)	2,149	15,627
salesforce.com, Inc.(a)	4,277	615,802
SAP SE	3,303	368,773
ServiceNow, Inc.(a)	953	273,111
Splunk, Inc.(a)	770	97,197
SS&C Technologies Holdings, Inc.	1,083	47,457
Synopsys, Inc.(a)	633	81,524
Temenos AG (Registered)(a)	64	8,342
Tyler Technologies, Inc.(a)	218	64,650
VMware, Inc., Class A	467	56,554
Workday, Inc., Class A(a)	850	110,687

		10,088,855

Specialty Retail — 1.7%
Advance Auto Parts, Inc.	76	7,092
AutoZone, Inc.(a)	56	47,376
Best Buy Co., Inc.	729	41,553
Burlington Stores, Inc.(a)	743	117,736
CarMax, Inc.(a)	173	9,313
Fast Retailing Co. Ltd.	200	81,608
Gap, Inc. (The)	4,573	32,194
Hennes & Mauritz AB, Class B	2,615	33,464
Home Depot, Inc. (The)	4,747	886,312
Industria de Diseno Textil SA	3,606	93,445
JD Sports Fashion plc	4,091	22,913
Kingfisher plc	7,863	13,811

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Managed Volatility V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Lowe’s Cos., Inc.	3,016	$259,527
Nitori Holdings Co. Ltd.	500	67,570
O’Reilly Automotive, Inc.(a)	174	52,383
Ross Stores, Inc.	3,366	292,741
Tiffany & Co.	2,485	321,808
TJX Cos., Inc. (The)	10,030	479,534
Tractor Supply Co.	3,205	270,983
Ulta Beauty, Inc.(a)	1,396	245,277
USS Co. Ltd.	600	8,227
Yamada Denki Co. Ltd.	2,100	8,364

		3,393,231

Technology Hardware, Storage & Peripherals — 2.9%
Apple, Inc.	20,858	5,303,981
Brother Industries Ltd.	400	6,058
Canon, Inc.	2,900	63,020
Dell Technologies, Inc., Class C(a)	879	34,764
FUJIFILM Holdings Corp.	1,200	59,135
Hewlett Packard Enterprise Co.	6,160	59,814
HP, Inc.	8,359	145,112
NetApp, Inc.	739	30,809
Ricoh Co. Ltd.	2,800	20,444
Seagate Technology plc	1,637	79,886
Seiko Epson Corp.	1,000	10,763
Western Digital Corp.	815	33,920
Xerox Holdings Corp.	1,115	21,118

		5,868,824

Textiles, Apparel & Luxury Goods — 0.6%
adidas AG	459	101,911
EssilorLuxottica SA	483	51,137
Hermes International	126	85,732
Kering SA	205	106,890
Lululemon Athletica, Inc.(a)	411	77,905
LVMH Moet Hennessy Louis Vuitton SE	855	313,572
Moncler SpA	298	10,829
NIKE, Inc., Class B	5,739	474,845
VF Corp.	1,256	67,924

		1,290,745

Trading Companies & Distributors — 0.6%
AerCap Holdings NV(a)	1,535	34,983
Ashtead Group plc	425	9,186
Bunzl plc	579	11,590
Fastenal Co.	7,926	247,687
Ferguson plc	400	24,733
HD Supply Holdings, Inc.(a)	4,301	122,277
ITOCHU Corp.	7,100	146,932
Mitsubishi Corp.	6,200	131,144
Mitsui & Co. Ltd.	5,100	70,807
MonotaRO Co. Ltd.	500	13,211
Sumitomo Corp.	3,100	35,353
Toyota Tsusho Corp	100	2,336
United Rentals, Inc.(a)	1,370	140,973
WW Grainger, Inc.	816	202,776

		1,193,988

Transportation Infrastructure — 0.3%
Aena SME SA(b)	1,098	119,127
Aeroports de Paris	392	37,870
Atlantia SpA	2,082	25,864
Auckland International Airport Ltd.	25,297	75,378
Fraport AG Frankfurt Airport Services Worldwide	1,029	41,422
Kamigumi Co. Ltd.	700	11,816
SATS Ltd.	20,800	46,236
Sydney Airport(c)	16,471	56,909

Security		Shares	Value

Transportation Infrastructure (continued)
Transurban Group(c)		15,700	$116,943

			531,565

Water Utilities — 0.1%
American Water Works Co., Inc.		1,202	143,711
Essential Utilities, Inc.		1,794	73,016
Severn Trent plc		598	16,928
United Utilities Group plc		1,472	16,477

			250,132

Wireless Telecommunication Services — 0.4%
KDDI Corp.		6,000	177,232
Millicom International Cellular SA, SDR		254	7,057
NTT DOCOMO, Inc.		5,600	175,129
Softbank Corp.		5,700	72,611
SoftBank Group Corp.		4,700	166,391
Tele2 AB, Class B		2,631	35,053
T-Mobile US, Inc.(a)		1,418	118,970
Vodafone Group plc		105,900	146,507

			898,950

Total Common Stocks — 70.1% (Cost: $152,753,382)			142,303,596

		Par (000)

Corporate Bonds — 0.0%

Diversified Telecommunication Services — 0.0%
AT&T, Inc., 7.13%, 12/15/31	USD	25	27,378

Total Corporate Bonds — 0.0% (Cost: $29,915)			27,378

	Beneficial Interest (000)

Other Interests — 0.0%(e)

Capital Markets — 0.0%
Lehman Brothers Holdings, Inc.(a)(d)(f)		25	—

Total Other Interests — 0.0%			—

		Shares

Preferred Stocks — 0.0%

Automobiles — 0.0%
Bayerische Motoren Werke AG (Preference)		535	22,687

Chemicals — 0.0%
Fuchs Petrolub SE (Preference)		1,430	51,009

Health Care Equipment & Supplies — 0.0%
Sartorius AG (Preference)		70	16,735

Household Products — 0.0%
Henkel AG & Co. KGaA (Preference)		506	40,471

Total Preferred Stocks — 0.0% (Cost: $133,197)			130,902

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Managed Volatility V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Rights — 0.0%

Pharmaceuticals — 0.0%(a)
Bristol-Myers Squibb Co.	2,935	$11,153

Total Rights — 0.0% (Cost: $6,252)		11,153

	Par (000)

U.S. Treasury Obligations — 2.0%
U.S. Treasury Notes, 1.13%, 08/31/21	4,000	4,053,125

Total U.S. Treasury Obligations — 2.0% (Cost: $3,963,438)		4,053,125

Total Long-Term Investments — 72.1% (Cost: $156,886,184)		146,526,154

Security	Shares	Value

Short-Term Securities — 0.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%(g)*	1,585,620	$1,585,620

Total Short-Term Securities — 0.8% (Cost: $1,585,620)		1,585,620

Total Investments — 72.9% (Cost: $158,471,804)		148,111,774

Other Assets Less Liabilities — 27.1%		54,951,358

Net Assets — 100.0%		$203,063,132

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	A security contractually bound to one or more other securities to form a single saleable unit which cannot be sold separately.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Annualized 7-day yield as of period end.
*

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 12/31/19	Shares Purchased	Shares Sold	Shares Held at 03/31/20	Value at 03/31/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	12,000,414	—	(10,414,794)	1,585,620	$1,585,620	$31,577	$—		$—

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Managed Volatility V.I. Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
AEX Index	196	04/17/20	$20,868	$1,268,065
IBEX 35 Index	119	04/17/20	8,877	641,651
OMXS30 Index	97	04/17/20	1,451	4,773
Hang Seng China Enterprises Index	144	04/28/20	8,947	163,678
MSCI Singapore Index	370	04/29/20	7,325	(31,862)
TOPIX Index	9	06/11/20	1,174	65,438
Australia 10 Year Bond	1,396	06/15/20	129,326	2,225,961
SPI 200 Index	128	06/18/20	10,056	266,622
Canada 10 Year Bond	514	06/19/20	53,741	588,969
DAX Index	50	06/19/20	13,659	1,351,787
EURO STOXX 50 Index	68	06/19/20	2,060	211,099
FTSE 100 Index	50	06/19/20	3,500	87,352
MSCI Emerging Markets E-Mini Index	102	06/19/20	4,299	97,824
U.S. Treasury Ultra Bond	31	06/19/20	6,878	62,137

				7,003,494

Short Contracts
CAC 40 10 Euro Index	33	04/17/20	1,600	(205,609)
Hang Seng Index	110	04/28/20	16,828	(315,361)
Euro-Bund	90	06/08/20	17,124	265,038
Euro-Buxl	28	06/08/20	6,482	205,863
FTSI/MIB Index	203	06/19/20	18,945	(2,284,156)
MSCI EAFE E-Mini Index	438	06/19/20	34,149	(2,503,504)
S&P 500 E-Mini Index	1,159	06/19/20	148,914	4,182,356
U.S. Treasury 10 Year Note	14	06/19/20	1,942	(9,357)
Long Gilt	113	06/26/20	19,115	(78,791)

				(743,521)

				$6,259,973

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	1,371,513	USD	817,544	JPMorgan Chase Bank NA	06/17/20	$26,245
CAD	5,814,899	USD	4,042,476	Citibank NA	06/17/20	92,503
CHF	1,091,000	USD	1,112,014	Barclays Bank plc	06/17/20	25,654
CHF	407,000	USD	424,202	JPMorgan Chase Bank NA	06/17/20	208
EUR	422,050	SEK	4,521,000	Goldman Sachs International	06/17/20	9,063
EUR	662,000	USD	710,377	Bank of America NA	06/17/20	21,891
EUR	371,000	USD	404,772	Barclays Bank plc	06/17/20	5,608
EUR	1,272,000	USD	1,403,727	JPMorgan Chase Bank NA	06/17/20	3,290
EUR	1,519,000	USD	1,661,014	Morgan Stanley & Co. International plc	06/17/20	19,221
GBP	204,000	USD	247,904	JPMorgan Chase Bank NA	06/17/20	5,825
JPY	29,154,000	USD	271,035	Barclays Bank plc	06/17/20	993
JPY	22,463,000	USD	204,203	BNP Paribas SA	06/17/20	5,393
JPY	186,542,000	USD	1,705,617	JPMorgan Chase Bank NA	06/17/20	34,954
JPY	437,581,202	USD	3,949,599	Morgan Stanley & Co. International plc	06/17/20	133,346
NOK	9,586,575	USD	889,429	JPMorgan Chase Bank NA	06/17/20	32,941
SEK	772,268	USD	76,760	Barclays Bank plc	06/17/20	1,438
SEK	22,268,000	USD	2,184,544	UBS AG	06/17/20	70,259
USD	1,864,305	AUD	3,025,000	JPMorgan Chase Bank NA	06/17/20	3,248
USD	3,357,463	AUD	5,179,000	UBS AG	06/17/20	171,211
USD	2,465,470	BRL	12,495,000	Citibank NA	06/17/20	72,440
USD	3,044,904	BRL	14,477,000	JPMorgan Chase Bank NA	06/17/20	272,284
USD	2,691,475	BRL	12,802,000	Morgan Stanley & Co. International plc	06/17/20	239,649
USD	13,356,854	CAD	18,208,373	Morgan Stanley & Co. International plc	06/17/20	408,868

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Managed Volatility V.I. Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	912,782	CHF	843,000	Morgan Stanley & Co. International plc	06/17/20	$33,723
USD	183,690	EUR	166,000	Bank of America NA	06/17/20	70
USD	473,431	EUR	417,000	Citibank NA	06/17/20	12,168
USD	1,297,323	EUR	1,136,761	Goldman Sachs International	06/17/20	39,900
USD	1,068,877	EUR	933,000	Morgan Stanley & Co. International plc	06/17/20	36,844
				Please update BlackRock FX Counterparties rule for BANCO
USD	324,065	GBP	249,000	SANTANDER S.A. NEW YORK	06/17/20	14,367
USD	3,955,865	GBP	3,018,000	UBS AG	06/17/20	202,167
USD	4,680,346	JPY	477,363,000	Canadian Imperial Bank of Commerce	06/17/20	226,208
USD	310,788	JPY	32,642,000	Goldman Sachs International	06/17/20	6,215
USD	4,711,676	JPY	480,582,805	Morgan Stanley & Co. International plc	06/17/20	227,495
USD	18,165,263	KRW	21,788,325,000	JPMorgan Chase Bank NA	06/17/20	242,078
USD	7,885	NOK	75,000	Goldman Sachs International	06/17/20	669
USD	2,527	NZD	4,000	Bank of America NA	06/17/20	142
USD	580,386	SEK	5,704,000	Bank of America NA	06/17/20	2,813
USD	4,321,925	SEK	40,365,000	Goldman Sachs International	06/17/20	234,665
USD	310,538	SEK	2,901,000	Morgan Stanley & Co. International plc	06/17/20	16,790
USD	2,419,268	THB	76,214,000	BNP Paribas SA	06/17/20	96,095

						3,048,941

AUD	471,000	USD	291,159	JPMorgan Chase Bank NA	06/17/20	(1,388)
AUD	11,101,000	USD	7,322,663	Morgan Stanley & Co. International plc	06/17/20	(493,047)
CAD	2,713,839	USD	1,929,895	Bank of America NA	06/17/20	(82)
CAD	381,914	USD	277,752	Goldman Sachs International	06/17/20	(6,173)
CHF	330,000	EUR	311,797	Credit Suisse International	06/17/20	(777)
CHF	1,118,000	USD	1,170,887	JPMorgan Chase Bank NA	06/17/20	(5,064)
EUR	872,000	USD	975,775	Bank of America NA	06/17/20	(11,216)
EUR	488,000	USD	548,857	Citibank NA	06/17/20	(9,059)
EUR	24,262,143	USD	27,795,560	Morgan Stanley & Co. International plc	06/17/20	(958,103)
GBP	1,192,000	USD	1,505,837	HSBC Bank plc	06/17/20	(23,263)
GBP	869,000	USD	1,139,048	UBS AG	06/17/20	(58,212)
INR	470,544,000	USD	6,228,658	Morgan Stanley & Co. International plc	06/17/20	(111,166)
JPY	46,170,000	USD	442,428	BNP Paribas SA	06/17/20	(11,629)
JPY	43,001,603	USD	415,257	Goldman Sachs International	06/17/20	(14,021)
JPY	516,122,000	USD	4,912,884	UBS AG	06/17/20	(97,097)
KRW	2,992,209,000	USD	2,494,547	HSBC Bank plc	06/17/20	(33,141)
KRW	1,154,500,000	USD	962,524	JPMorgan Chase Bank NA	06/17/20	(12,827)
MXN	281,324,000	USD	12,728,441	Barclays Bank plc	06/17/20	(1,003,698)
MXN	20,418,000	USD	853,003	UBS AG	06/17/20	(2,042)
PLN	14,630,000	USD	3,862,488	BNP Paribas SA	06/17/20	(327,062)
SEK	8,245,000	USD	883,077	Bank of America NA	06/17/20	(48,209)
SGD	518,000	USD	374,378	HSBC Bank plc	06/17/20	(9,505)
THB	127,807,000	USD	3,931,313	HSBC Bank plc	06/17/20	(35,471)
USD	899,536	AUD	1,500,000	Bank of America NA	06/17/20	(23,301)
USD	1,276,914	AUD	2,216,000	JPMorgan Chase Bank NA	06/17/20	(86,426)
USD	1,525,374	AUD	2,571,000	UBS AG	06/17/20	(56,370)
USD	1,263,784	CAD	1,837,000	Barclays Bank plc	06/17/20	(42,508)
USD	1,165,825	CAD	1,694,000	Goldman Sachs International	06/17/20	(38,779)
USD	2,083,101	CAD	2,984,000	JPMorgan Chase Bank NA	06/17/20	(38,824)
USD	1,615,690	CHF	1,570,293	JPMorgan Chase Bank NA	06/17/20	(21,773)
USD	407,346	EUR	377,000	Bank of America NA	06/17/20	(9,671)
USD	297,213	EUR	272,000	JPMorgan Chase Bank NA	06/17/20	(3,658)
USD	7,421,731	EUR	6,923,988	Morgan Stanley & Co. International plc	06/17/20	(237,206)
USD	1,129,876	EUR	1,022,763	Westpac Banking Corp.	06/17/20	(1,449)
USD	734,905	GBP	635,000	Bank of America NA	06/17/20	(54,889)
USD	1,827,826	GBP	1,540,000	BNP Paribas SA	06/17/20	(87,580)
USD	942,107	GBP	776,000	Citibank NA	06/17/20	(23,059)
USD	357,649	GBP	299,988	JPMorgan Chase Bank NA	06/17/20	(15,467)
				Please update BlackRock FX Counterparties rule for BANCO
USD	855,548	JPY	94,678,000	SANTANDER S.A. NEW YORK	06/17/20	(27,865)
USD	150,770	JPY	16,442,364	Goldman Sachs International	06/17/20	(2,649)
USD	697,405	NOK	7,296,000	Bank of America NA	06/17/20	(4,578)
USD	945,036	NOK	10,632,000	Canadian Imperial Bank of Commerce	06/17/20	(77,919)

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Managed Volatility V.I. Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	141,013	NZD	241,359	JPMorgan Chase Bank NA	06/17/20	$(2,918)
USD	310,543	NZD	523,000	Morgan Stanley & Co. International plc	06/17/20	(1,341)
USD	2,254,407	PLN	9,446,435	Citibank NA	06/17/20	(28,380)
USD	1,916,058	PLN	8,032,564	JPMorgan Chase Bank NA	06/17/20	(25,059)
USD	349,583	SEK	3,621,000	Bank of America NA	06/17/20	(17,071)
USD	548,742	SGD	784,000	Bank of America NA	06/17/20	(3,498)
USD	210,847	SGD	304,853	JPMorgan Chase Bank NA	06/17/20	(3,888)
ZAR	32,730,277	USD	1,886,134	Bank of America NA	06/17/20	(74,633)
ZAR	7,701,723	USD	444,067	BNP Paribas SA	06/17/20	(17,805)
ZAR	69,189,000	USD	4,278,056	HSBC Bank plc	06/17/20	(448,698)

						(4,749,514)

	Net Unrealized Depreciation					$(1,700,573)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund		Effective Date		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
1.68%	Semi-Annual	3 month BA	Semi-Annual	N/A		03/18/25	CAD	41,000	$(1,035,074)	$—	$(1,035,074)
1.72%	Semi-Annual	3 month BA	Semi-Annual	N/A		03/18/25	CAD	48,000	(1,279,443)	—	(1,279,443)
1.68%	Semi-Annual	3 month BA	Semi-Annual	N/A		03/18/25	CAD	19,000	(476,991)	(1)	(476,990)
28 day MXIBTIIE	Monthly	6.35%	Monthly	09/17/20	(a)	09/11/25	MXN	944,000	(269,861)	—	(269,861)
6 month BBR	Semi-Annual	0.72%	Semi-Annual	09/16/20	(a)	09/16/25	AUD	138,985	457,735	—	457,735
6 month BBR	Semi-Annual	0.88%	Semi-Annual	09/16/20	(a)	09/16/25	AUD	16,000	126,891	—	126,891
6 month SOR	Semi-Annual	1.49%	Semi-Annual	09/16/20	(a)	09/16/25	SGD	14,000	215,801	—	215,801
6 month SOR	Semi-Annual	1.53%	Semi-Annual	09/16/20	(a)	09/16/25	SGD	7,500	126,069	—	126,069
6 month SOR	Semi-Annual	1.63%	Semi-Annual	09/16/20	(a)	09/16/25	SGD	7,500	152,224	—	152,224
1.00%	Semi-Annual	3 month BA	Semi-Annual	09/16/20	(a)	09/16/25	CAD	15,110	(10,397)	9,080	(19,477)
1.20%	Quarterly	3 month HIBOR	Quarterly	09/16/20	(a)	09/16/25	HKD	71,000	(98,142)	—	(98,142)
0.53%	Semi-Annual	3 month LIBOR	Quarterly	09/16/20	(a)	09/16/25	USD	11,000	(19,317)	9,321	(28,638)
0.51%	Semi-Annual	3 month LIBOR	Quarterly	09/16/20	(a)	09/16/25	USD	20,000	(15,234)	5,266	(20,500)
0.52%	Semi-Annual	3 month LIBOR	Quarterly	09/16/20	(a)	09/16/25	USD	5,000	(4,384)	(4,382)	(2)
0.61%	Semi-Annual	3 month LIBOR	Quarterly	09/16/20	(a)	09/16/25	USD	22,000	(126,145)	(4,531)	(121,614)
0.10%	Annual	3 month STIBOR	Quarterly	09/16/20	(a)	09/16/25	SEK	82,000	44,758	6,503	38,255
0.32%	Annual	3 month STIBOR	Quarterly	09/16/20	(a)	09/16/25	SEK	110,000	(64,255)	6,164	(70,419)
(0.22)%	Annual	6 month EURIBOR	Semi-Annual	09/16/20	(a)	09/16/25	EUR	12,000	16,527	16,519	8
(0.39)%	Annual	6 month EURIBOR	Semi-Annual	09/16/20	(a)	09/16/25	EUR	21,000	215,054	3,893	211,161
0.51%	Semi-Annual	6 month GBP LIBOR	Semi-Annual	09/16/20	(a)	09/16/25	GBP	10,000	3,398	8,794	(5,396)
1.36%	Annual	6 month WIBOR	Semi-Annual	09/16/20	(a)	09/16/25	PLN	43,000	(248,050)	—	(248,050)
0.86%	Annual	6 month WIBOR	Semi-Annual	09/16/20	(a)	09/16/25	PLN	88,000	15,213	—	15,213
1.09%	Annual	6 month WIBOR	Semi-Annual	09/16/20	(a)	09/16/25	PLN	40,000	(101,112)	—	(101,112)
0.92%	Annual	6 month WIBOR	Semi-Annual	09/16/20	(a)	09/16/25	PLN	28,000	(15,325)	—	(15,325)
1.38%	Annual	6 month WIBOR	Semi-Annual	09/16/20	(a)	09/16/25	PLN	41,000	(248,815)	—	(248,815)
3 month JIBAR	Quarterly	6.57%	Quarterly	09/16/20	(a)	09/16/25	ZAR	79,395	(111,899)	—	(111,899)
3 month JIBAR	Quarterly	6.57%	Quarterly	09/16/20	(a)	09/16/25	ZAR	78,210	(110,229)	—	(110,229)
3 month JIBAR	Quarterly	6.60%	Quarterly	09/16/20	(a)	09/16/25	ZAR	79,395	(106,233)	—	(106,233)
3 month JIBAR	Quarterly	6.62%	Quarterly	09/16/20	(a)	09/16/25	ZAR	116,375	(150,176)	—	(150,176)
3 month JIBAR	Quarterly	6.77%	Quarterly	09/16/20	(a)	09/16/25	ZAR	128,625	(120,084)	—	(120,084)
3 month JIBAR	Quarterly	7.20%	Quarterly	09/16/20	(a)	09/16/25	ZAR	92,000	—	—	—
3 month JIBAR	Quarterly	7.65%	Quarterly	09/16/20	(a)	09/16/25	ZAR	51,506	59,744	—	59,744
3 month JIBAR	Quarterly	7.97%	Quarterly	09/16/20	(a)	09/16/25	ZAR	60,316	115,880	—	115,880
3 month JIBAR	Quarterly	7.98%	Quarterly	09/16/20	(a)	09/16/25	ZAR	63,008	122,551	—	122,551
3 month JIBAR	Quarterly	8.06%	Quarterly	09/16/20	(a)	09/16/25	ZAR	55,676	118,887	—	118,887
3 month JIBAR	Quarterly	8.18%	Quarterly	09/16/20	(a)	09/16/25	ZAR	74,119	179,427	—	179,427
3 month JIBAR	Quarterly	8.48%	Quarterly	09/16/20	(a)	09/16/25	ZAR	75,375	$236,264	$—	$236,264

									$(2,404,743)	$56,626	$(2,461,369)

(a)	Forward swap.

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Managed Volatility V.I. Fund

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Effective Date		Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
1 day BZDIOVER	At Termination	5.75%	At Termination	BNP Paribas SA	N/A		01/02/23	BRL	53,000	$126,281	$—	$126,281
1 day BZDIOVER	At Termination	6.65%	At Termination	Credit Suisse International	N/A		01/02/23	BRL	29,000	204,232	—	204,232
1 day BZDIOVER	At Termination	5.87%	At Termination	HSBC Bank plc	N/A		01/02/23	BRL	16,000	61,401	—	61,401
1 day MIBOR	Semi-Annual	4.70%	Semi-Annual	Bank of America NA	09/16/20	(a)	09/16/25	INR	665,000	—	—	—
1 day MIBOR	Semi-Annual	4.74%	Semi-Annual	Bank of America NA	09/16/20	(a)	09/16/25	INR	126,773	(463)	—	(463)
1 day MIBOR	Semi-Annual	4.75%	Semi-Annual	Bank of America NA	09/16/20	(a)	09/16/25	INR	180,407	378	—	378
1 day MIBOR	Semi-Annual	4.85%	Semi-Annual	Citibank NA	09/16/20	(a)	09/16/25	INR	473,413	28,196	—	28,196
1 day MIBOR	Semi-Annual	5.40%	Semi-Annual	Citibank NA	09/16/20	(a)	09/16/25	INR	445,500	167,335	—	167,335
0.94%	Quarterly	3 month CD_KSDA	Quarterly	Goldman Sachs International	09/16/20	(a)	09/16/25	KRW	24,612,000	105,806	—	105,806
1 day MIBOR	Semi-Annual	4.78%	Semi-Annual	HSBC Bank plc	09/16/20	(a)	09/16/25	INR	180,407	3,488	—	3,488
1.02%	Quarterly	3 month CD_KSDA	Quarterly	HSBC Bank plc	09/16/20	(a)	09/16/25	KRW	3,092,400	—	—	—
1.05%	Quarterly	3 month CD_KSDA	Quarterly	HSBC Bank plc	09/16/20	(a)	09/16/25	KRW	4,638,600	—	—	—
0.58%	Quarterly	3 month TWCPBA	Quarterly	JPMorgan Chase Bank NA	09/16/20	(a)	09/16/25	TWD	395,000	27,805	—	27,805
1 day MIBOR	Semi-Annual	5.39%	Semi-Annual	JPMorgan Chase Bank NA	09/16/20	(a)	09/16/25	INR	364,500	133,768	—	133,768

										$858,227	$—	$858,227

(a)	Forward swap.

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Managed Volatility V.I. Fund

OTC Total Return Swaps

Reference Entity		Fixed Amount Paid / (Received) by the Fund (a)	Counterparty	Termination Date		Notional Amount (000)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Taiwan Capitalization Weighted Stock Index Future April 2020	TWD	(438,404,071)	Merrill Lynch International & Co.	04/15/20	TWD	438,404	$155,749	$—	$155,749
Taiwan Capitalization Weighted Stock Index Future April 2020	TWD	(106,536,061)	Merrill Lynch International & Co.	04/15/20	TWD	106,536	(94,140)	—	(94,140)
KOSPI 200 Index Futures June 2020	KRW	(17,083,504,025)	Merrill Lynch International & Co.	06/11/20	KRW	17,083,504	1,480,678	—	1,480,678
KOSPI 200 Index Futures June 2020	KRW	(212,095,100)	Merrill Lynch International & Co.	06/11/20	KRW	212,095	(19,637)	—	(19,637)
KOSPI 200 Index Futures June 2020	KRW	(227,092,100)	Merrill Lynch International & Co.	06/11/20	KRW	227,092	(7,318)	—	(7,318)

							$1,515,332	$—	$1,515,332

(a)	At termination, the fixed amount paid (received) will be exchanged for the total return of the reference entity.

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference Rate

1 day BZDIOVER	Overnight Brazil CETIP — Interbank Rate	0.01%
1 day MIBOR	Mumbai Interbank Offered Rate	4.81
28 day MXIBTIIE	Mexico Interbank TIIE 28-Day	6.71
3 month BA	Canadian Bankers Acceptances	1.25
3 month CD_KSDA	Certificates of Deposit by the Korean Securities Dealers Association	1.10
3 month HIBOR	Hong Kong Interbank Offered Rate	1.93
3 month JIBAR	Johannesburg Interbank Average Rate	6.04
3 month LIBOR	London Interbank Offered Rate	1.45
3 month STIBOR	Stockholm Interbank Offered Rate	0.31
3 month TWCPBA	Taiwan Secondary Markets Bills Rate	0.64
6 month BBR	Australian Bank Bill Rate	0.54
6 month EURIBOR	Euro Interbank Offered Rate	(0.29)
6 month GBP LIBOR	London Interbank Offered Rate	0.73
6 month SOR	Singapore Interbank Offered Rate	1.18
6 month WIBOR	Warsaw Interbank Offered Rate	1.09

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Managed Volatility V.I. Fund

Glossary of Terms Used in this Report

Currency

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CHF	Swiss Franc

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

INR	Indian Rupee

JPY	Japanese Yen

KRW	South Korean Won

MXN	Mexican Peso

NOK	Norwegian Krone

NZD	New Zealand Dollar

PLN	Polish Zloty

SEK	Swedish Krona

SGD	Singapore Dollar

THB	Thai Baht

TWD	Taiwan New Dollar

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviations

ADR	American Depositary Receipts

BA	Canadian Bankers Acceptances

BBR	Australian Bank Bill Rate

BZDIOVER	Overnight Brazil CETIP — Interbank Rate

CD_KSDA	Certificates of Deposit by the Korean Securities Dealers Association

EURIBOR	Euro Interbank Offered Rate

HIBOR	Hong Kong Interbank Offered Rate

JIBAR	Johannesburg Interbank Average Rate

LIBOR	London Interbank Offered Rate

MIBOR	Mumbai Interbank Offered Rate

MSCI	Morgan Stanley Capital International

MXIBTIIE	Mexico Interbank TIIE 28-Day

OTC	Over-the-counter

REIT	Real Estate Investment Trust

S&P	Standard & Poor’s

SCA	Svenska Cellulosa Aktiebolaget

SDR	Swedish Depositary Receipts

SOR	Singapore Interbank Offered Rate

STIBOR	Stockholm Interbank Offered Rate

TWCPBA	Taiwan Secondary Markets Bills Rate

WIBOR	Warsaw Interbank Offered Rate

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$118,952	$143,311	$—	$262,263
Air Freight & Logistics	73,709	149,816	—	223,525
Airlines	44,051	55,663	—	99,714
Auto Components	125,226	228,907	—	354,133

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Managed Volatility V.I. Fund

	Level 1	Level 2	Level 3	Total
Automobiles	$621,974	$1,043,117	$—	$1,665,091
Banks	3,458,350	3,166,052	—	6,624,402
Beverages	3,469,434	1,205,168	—	4,674,602
Biotechnology	3,363,919	339,478	—	3,703,397
Building Products	342,523	460,118	—	802,641
Capital Markets	2,434,434	1,074,584	—	3,509,018
Chemicals	3,074,093	866,204	—	3,940,297
Commercial Services & Supplies	371,401	77,037	—	448,438
Communications Equipment	1,439,354	114,824	—	1,554,178
Construction & Engineering	—	582,822	—	582,822
Construction Materials	309,674	158,873	—	468,547
Consumer Finance	470,491	10,152	—	480,643
Containers & Packaging	24,377	11,407	—	35,784
Distributors	251,112	—	—	251,112
Diversified Consumer Services	—	10,179	—	10,179
Diversified Financial Services	36,527	417,990	—	454,517
Diversified Telecommunication Services	953,277	974,916	—	1,928,193
Electric Utilities	1,431,149	680,111	—	2,111,260
Electrical Equipment	822,487	535,641	—	1,358,128
Electronic Equipment, Instruments & Components	580,636	595,431	—	1,176,067
Entertainment	1,803,206	168,178	—	1,971,384
Equity Real Estate Investment Trusts (REITs)	2,422,046	399,018	—	2,821,064
Food & Staples Retailing	2,622,768	1,425,402	—	4,048,170
Food Products	3,057,804	2,189,163	—	5,246,967
Gas Utilities	—	454,382	—	454,382
Health Care Equipment & Supplies	4,876,515	589,464	—	5,465,979
Health Care Providers & Services	4,586,479	152,478	—	4,738,957
Health Care Technology	243,666	23,598	—	267,264
Hotels, Restaurants & Leisure	1,520,325	503,519	2,356	2,026,200
Household Durables	19,466	479,248	—	498,714
Household Products	823,078	415,836	—	1,238,914
Independent Power and Renewable Electricity Producers	—	155,157	—	155,157
Industrial Conglomerates	654,199	692,682	—	1,346,881
Insurance	1,303,262	1,895,997	—	3,199,259
Interactive Media & Services	5,481,605	76,730	—	5,558,335
Internet & Direct Marketing Retail	5,083,274	64,359	—	5,147,633
IT Services	5,961,753	335,638	—	6,297,391
Leisure Products	14,596	—	—	14,596
Life Sciences Tools & Services	1,541,306	116,781	—	1,658,087
Machinery	1,796,255	1,032,916	—	2,829,171
Marine	—	43,803	—	43,803
Media	869,526	186,107	—	1,055,633
Metals & Mining	516,782	626,230	—	1,143,012
Mortgage Real Estate Investment Trusts (REITs)	29,874	—	—	29,874
Multiline Retail	1,347,306	299,598	—	1,646,904
Multi-Utilities	465,540	440,720	—	906,260
Oil, Gas & Consumable Fuels	2,226,644	1,045,527	—	3,272,171
Paper & Forest Products	—	145,916	—	145,916
Personal Products	—	978,959	—	978,959
Pharmaceuticals	6,121,146	3,145,468	—	9,266,614
Professional Services	178,981	299,016	—	477,997
Real Estate Management & Development	74,949	617,241	—	692,190
Road & Rail	2,154,133	690,563	—	2,844,696
Semiconductors & Semiconductor Equipment	4,007,871	571,950	—	4,579,821
Software	9,502,880	585,975	—	10,088,855
Specialty Retail	3,063,829	329,402	—	3,393,231
Technology Hardware, Storage & Peripherals	5,709,404	159,420	—	5,868,824
Textiles, Apparel & Luxury Goods	620,674	670,071	—	1,290,745
Trading Companies & Distributors	748,696	445,292	—	1,193,988
Transportation Infrastructure	—	531,565	—	531,565
Water Utilities	216,727	33,405	—	250,132
Wireless Telecommunication Services	118,970	779,980	—	898,950
Corporate Bonds(a)	—	27,378	—	27,378
Preferred Stocks(a)	—	130,902	—	130,902
Rights(a)	11,153	—	—	11,153
U.S. Treasury Obligations	—	4,053,125	—	4,053,125

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Managed Volatility V.I. Fund

	Level 1	Level 2	Level 3	Total
Short-Term Securities	$1,585,620	$—	$—	$1,585,620

	$107,199,458	$40,909,960	$2,356	$148,111,774

Derivative Financial Instruments(b)
Assets:
Equity contracts	$8,340,645	$1,636,427	$—	$9,977,072
Foreign currency exchange contracts	—	3,048,941	—	3,048,941
Interest rate contracts	3,347,968	3,034,800	—	6,382,768
Liabilities:
Equity contracts	(5,340,492)	(121,095)	—	(5,461,587)
Foreign currency exchange contracts	—	(4,749,514)	—	(4,749,514)
Interest rate contracts	(88,148)	(4,637,942)	—	(4,726,090)

	$6,259,973	$(1,788,383)	$—	$4,471,590

(a)	See above Schedule of Investments for values in each industry.
(b)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.